Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING
14	SEGMENT REPORTING

i)	Basis for segmentation

The Group has the following strategic divisions which are its operating and also reportable segments. These segments offer different products and services, and are generally managed separately from a commercial, technological, marketing, operational and regulatory perspective. The Group’s chief executive officer (the Chief Operating Decision Maker or CODM) reviews performance of each segment on a monthly basis for purposes of business management, resource allocation, operating decision making and performance evaluation.

The following summary describes the operations of each reportable segment:

Reportable segments	Operations
Cleaning service	Acting as a contractor to provide long-term cleaning service to the client, the cleaning services are mainly provided to the hotels and shopping mall, including the areas of toilet, common area, bin center, elevator and etc.
Manpower outsourcing services	Providing casual workers by comprehensively understanding the corporate customers’ requirements and matching their requirements with qualified casual workers from various kinds of work including, but not limited to, Food & Beverage Crews, Kitchen helper, retail assistant and etc.
ii)	Information about reportable segment

The CODM evaluates operating segments based on revenue and Segment profit (loss). Total revenue for reportable segments equals consolidated revenue for the Group. Segment (loss) profit is defined as net profit or loss of each operating segment excluding the unallocated overhead cost.

	Cleaning	Manpower	Unallocated	Total
	USD	USD	USD	USD
2024
Segment Revenue	23,340,627	17,762,762	-	41,103,389
Cost	(20,827,165)	(15,017,771)	-	(35,844,936)
Other income	912,296	788,216	-	1,700,512
Selling and marketing expenses	(117,893)	(155,489)	(436,828)	(710,210)
General and administrative expenses	(728,730)	(919,471)	(8,741,509)	(10,389,710)
Other Expenses	(32,635)	(1,922)	-	(34,557)
Finance Cost	(325,587)	(105,160)	(688)	(431,435)
Change in fair value of warrant liability	-	-	38,363	38,363
Income tax expenses	(38,054)	(237,860)	-	(275,914)
Segment Profit / (loss)	2,182,859	2,113,305	(9,140,662)	(4,844,498)

2023
Segment Revenue	18,565,897	13,206,389	-	31,772,286
Cost	(17,156,622)	(10,963,884)	-	(28,120,506)
Other income	1,212,231	618,668	-	1,830,899
Selling and marketing expenses	(46,188)	(145,394)	-	(191,582)
General and administrative expenses	(904,227)	(606,278)	(2,335,862)	(3,846,367)
Other expenses	(14,214)	(13,567)	-	(27,781)
Finance Cost	(160,662)	(58,086)	(109,862)	(328,610)
Income tax expenses	(133,672)	(90,630)	-	(224,302)
Segment Profit / (loss)	1,362,543	1,947,218	(2,445,724)	864,037

2022 (As revised2)
Segment Revenue	13,221,770	6,800,759	-	20,022,529
Cost of revenue	(11,899,993)	(5,550,138)	-	(17,450,131)
Other income	1,899,039	53,381	-	1,952,420
Selling and marketing expenses	(62,328)	(263,350)	-	(325,678)
General and administrative expenses	(746,604)	(77,997)	(2,084,566)	(2,909,167)
Other expenses	(57,111)	(2)	-	(57,113)
Finance cost	(285,368)	-	(44,002)	(329,370)
Income tax expenses	(107,220)	(34,930)	-	(142,150)
Segment Profit (loss)	1,962,185	927,723	(2,128,568)	761,340

Revenue reported above represents revenue generated from external customers. There were inter-segment sales of $55,940, $281,656 and $253,541 for the years ended December 31, 2024 and 2023 and 2022 respectively.

Assets and liabilities are predominantly reviewed by the CODM at a consolidated level and not at a segment level. Within the Group’s non-current assets are property, plant and equipment which are primarily located in Singapore. Other non-current assets such as right-of-use assets are predominantly regional assets that are not attributed to a segment.

Segment assets and liabilities

	Cleaning	Manpower	Unallocated	Total
	USD	USD	USD	USD
2024
Total Assets	2,896,892	8,022,029	4,450,471	15,369,392
Total Liabilities	5,608,602	2,684,509	881,706	9,174,817

2023
Total Assets	4,746,652	3,627,009	2,296,429	10,670,090
Total Liabilities	4,151,935	1,256,192	1,120,450	6,528,577

Geographic allocation

All business units of the Group are operating in Singapore, Malaysia, UAE and Australia.  The Group allocates revenue on the basis of the location of the customer. The geographic revenue generates majority from Singapore and Malaysia, while less than 10% of the Group’ revenue generated from UAE and Australia.